UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2018

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.8%
Arizona — 1.6%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	1.090%	1/1/46	$6,000,000	$6,000,000	(a)(b)
California — 13.6%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	1.130%	10/1/25	300,000	300,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	1.050%	5/15/35	3,600,000	3,600,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	1.020%	3/1/47	1,600,000	1,600,000	(a)(b)
Health Facility, Dignity Health, LOC-Bank of Montreal	1.000%	3/1/47	1,025,000	1,025,000	(a)(b)
Health Facility, Dignity Health, LOC-Sumitomo Mitsui Banking	1.090%	7/1/35	400,000	400,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	1.020%	10/1/23	935,000	935,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	1.130%	8/1/20	360,000	360,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	1.260%	10/1/37	335,000	335,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	1.190%	6/1/40	100,000	100,000	(a)(b)
California State, GO, Kindergarten, LOC-Citibank N.A.	0.940%	5/1/34	890,000	890,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	1.050%	4/1/36	600,000	600,000	(a)(b)
Kaiser Permanente	1.050%	4/1/46	1,005,000	1,005,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	1.090%	8/15/36	1,550,000	1,550,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, LIQ-FHLMC	1.110%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
David Avenue Apartments, LIQ-FHLMC	1.150%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	1.030%	8/1/37	6,465,000	6,465,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	1.040%	6/1/32	4,390,000	4,390,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	1.030%	7/1/35	2,435,000	2,435,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	1.080%	4/1/32	1,900,000	1,900,000	(a)(b)
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	1.090%	9/1/26	590,000	590,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	1.040%	11/1/34	900,000	900,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	1.050%	4/1/38	900,000	900,000	(a)(b)

See Notes to Financial Statements.

20	Tax Free Reserves Portfolio 2018 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	1.070%	12/1/34	$2,500,000	$2,500,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	1.050%	4/1/39	310,000	310,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Sumitomo Mitsui Banking	1.000%	4/1/36	6,000,000	6,000,000	(a)(b)
SPA-Sumitomo Mitsui Banking	1.060%	4/1/36	3,200,000	3,200,000	(a)(b)
University of California, Revenue	1.070%	5/15/48	2,850,000	2,850,000	(a)(b)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC, LOC-FHLMC	1.090%	9/1/28	2,345,000	2,345,000	(a)(b)
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	1.190%	8/1/18	153,000	153,000	(a)(b)
Total California				51,818,000
Colorado — 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	1.090%	7/1/27	409,000	409,000	(a)(b)
Connecticut — 2.7%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	1.070%	12/1/39	2,710,000	2,710,000	(a)(b)
Connecticut State HEFA Revenue, Trinity College, LOC-JPMorgan Chase	1.100%	7/1/34	2,460,000	2,460,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	1.070%	5/15/34	3,570,000	3,570,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	1.100%	11/15/34	1,500,000	1,500,000	(a)(b)
Total Connecticut				10,240,000
Delaware — 0.3%
University of Delaware Revenue, SPA-TD Bank N.A.	1.120%	11/1/37	1,000,000	1,000,000	(a)(b)
District of Columbia — 0.5%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	1.120%	10/1/39	1,710,000	1,710,000	(a)(b)(c)
Florida — 8.8%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	1.080%	11/15/26	1,750,000	1,750,000	(a)(b)
Hospital Adventist Health System	1.070%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	1.100%	11/15/33	9,655,000	9,655,000	(a)(b)
Hospital Adventist Health System	1.080%	11/15/34	2,800,000	2,800,000	(a)(b)
Hospital Adventist Health System	1.080%	11/15/35	2,000,000	2,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2018

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	1.170%	8/1/18	$10,400,000	$10,400,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	1.080%	4/1/43	3,850,000	3,850,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB	1.160%	10/15/42	2,690,000	2,690,000	(a)(b)(c)
Total Florida				33,445,000
Georgia — 4.9%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Inc., LOC-Wells Fargo Bank N.A.	1.100%	7/1/35	900,000	900,000	(a)(b)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	1.270%	4/1/32	3,240,000	3,240,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	1.150%	12/1/27	2,300,000	2,300,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	1.150%	11/1/20	1,995,000	1,995,000	(a)(b)(c)
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	1.090%	1/1/48	10,290,000	10,290,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	1.130%	5/1/32	100,000	100,000	(a)(b)
Total Georgia				18,825,000
Hawaii — 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System(SIFMA Municipal Swap Index Yield + 0.450%)	1.540%	7/1/39	3,205,000	3,205,000	(a)(b)
Queens Health System(SIFMA Municipal Swap Index Yield + 0.450%)	1.540%	7/1/39	2,260,000	2,260,000	(a)(b)
Total Hawaii				5,465,000
Illinois — 3.6%
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	1.110%	10/1/34	2,040,000	2,040,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	1.090%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, LOC-JPMorgan Chase	1.120%	8/1/35	1,945,000	1,945,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	1.090%	11/15/37	2,500,000	2,500,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	1.170%	8/1/44	3,100,000	3,100,000	(a)(b)
Total Illinois				13,585,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2018 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 2.0%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	1.110%	7/1/31	$1,275,000	$1,275,000	(a)(b)(c)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	1.100%	10/1/40	100,000	100,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	1.110%	4/15/39	4,465,000	4,465,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	1.090%	5/1/34	1,940,000	1,940,000	(a)(b)
Total Indiana				7,780,000
Kentucky — 0.2%
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	1.150%	5/1/27	625,000	625,000	(a)(b)(c)
Maryland — 2.4%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ-FHLMC	1.090%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	1.070%	9/1/43	5,800,000	5,800,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	1.070%	7/1/36	780,000	780,000	(a)(b)
Total Maryland				9,280,000
Massachusetts — 5.8%
Massachusetts School Building Authority, TECP	1.050%	3/7/18	8,500,000	8,500,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	1.100%	9/1/31	2,325,000	2,325,000	(a)(b)
Partners Healthcare System Inc., LOC-Bank of New York Mellon	1.100%	7/1/48	2,500,000	2,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	1.140%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	1.040%	7/1/35	400,000	400,000	(a)(b)
Partners Healthcare Systems Inc., SPA-JPMorgan Chase	1.090%	7/1/27	1,500,000	1,500,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	1.070%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	1.110%	8/1/37	3,765,000	3,765,000	(a)(b)
Total Massachusetts				22,190,000
Michigan — 1.4%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	1.130%	1/1/26	5,500,000	5,500,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 28, 2018

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 1.2%
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue:
Chevron USA Inc.	1.120%	11/1/35	$2,350,000	$2,350,000	(a)(b)
Chevron USA Inc.	1.120%	11/1/35	2,300,000	2,300,000	(a)(b)
Total Mississippi				4,650,000
Missouri — 1.9%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMorgan Chase	1.190%	3/1/24	1,125,000	1,125,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	1.110%	5/15/38	300,000	300,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	1.160%	2/1/33	395,000	395,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	1.100%	10/1/35	370,000	370,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	1.100%	9/1/26	1,505,000	1,505,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-Enterprise Bank & Trust	1.160%	12/1/29	3,615,000	3,615,000	(a)(b)(c)
Total Missouri				7,310,000
New Jersey — 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, LOC-Wells Fargo Bank N.A.	1.120%	7/1/36	100,000	100,000	(a)(b)
New York — 29.8%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	1.030%	7/1/38	100,000	100,000	(a)(b)
Erie County, NY, GO, RAN	2.000%	6/30/18	4,000,000	4,014,520
Hilton, NY, CSD, GO, BAN	2.000%	6/28/18	1,595,152	1,599,521
Lancaster, NY, Industrial Development Agency, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	1.160%	12/1/20	550,000	550,000	(a)(b)(c)
Mount Sinai, NY, Union Free School District, GO, TAN	2.250%	6/27/18	6,400,000	6,421,461
MTA, NY, Revenue:
LOC-Bank of Montreal	1.160%	11/1/35	2,510,000	2,510,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	1.110%	11/15/50	300,000	300,000	(a)(b)
Nassau County, NY, GO, TAN	2.500%	3/15/18	2,000,000	2,000,966
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, SPA-Sumitomo Mitsui Banking	1.110%	11/15/21	4,200,000	4,200,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	1.080%	8/1/29	2,700,000	2,700,000	(a)(b)
New York City, NY, GO:
LIQ-JPMorgan Chase	1.100%	3/1/40	2,925,000	2,925,000	(a)(b)
LOC-Mizuho Corporate Bank	1.130%	4/1/42	3,400,000	3,400,000	(a)(b)

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2018 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LOC-PNC Bank N.A.	1.090%	8/1/41	$1,150,000	$1,150,000	(a)(b)
SPA-JPMorgan Chase	1.100%	8/1/38	1,600,000	1,600,000	(a)(b)
Subordinated, LOC-TD Bank N.A.	1.100%	4/1/36	300,000	300,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ-Citibank N.A.	1.110%	5/1/20	8,950,000	8,950,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	1.150%	2/15/26	920,000	920,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	1.080%	7/1/25	4,875,000	4,875,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	1.110%	6/15/48	2,900,000	2,900,000	(a)(b)
Second General Resolution Fiscal 2016, SPA-Royal Bank of Canada	1.100%	6/15/48	1,440,000	1,440,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	1.100%	2/1/45	2,500,000	2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	1.100%	11/1/22	4,405,000	4,405,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	1.100%	11/1/22	3,400,000	3,400,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, Metropolitan Museum of Art	1.080%	10/1/36	300,000	300,000	(a)(b)
New York State Dormitory Authority Revenue:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	1.140%	7/1/25	100,000	100,000	(a)(b)
Cornell University, SPA-Bank of New York Mellon	1.110%	7/1/33	200,000	200,000	(a)(b)
Metropolitan Museum of Art	1.150%	7/1/23	900,000	900,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	1.170%	7/1/33	2,160,000	2,160,000	(a)(b)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	1.070%	11/1/41	1,800,000	1,800,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	1.120%	11/1/41	7,600,000	7,600,000	(a)(b)(c)
625 West 57th Street, LOC-Bank of New York Mellon	1.070%	5/1/49	1,720,000	1,720,000	(a)(b)
625 West 57th Street, LOC-Bank of New York Mellon	1.070%	5/1/49	1,200,000	1,200,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	1.130%	11/1/46	5,805,000	5,805,000	(a)(b)
New York State LGAC Revenue:
Senior Lien, SPA-JPMorgan Chase	1.130%	4/1/21	840,000	840,000	(a)(b)
Subordinated Lien, SPA-JPMorgan Chase	1.070%	4/1/20	500,000	500,000	(a)(b)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	1.100%	3/15/33	5,545,000	5,545,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	1.070%	12/1/29	1,700,000	1,700,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 28, 2018

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
South Colonie, NY, CSD, GO, BAN	2.250%	7/13/18	$4,570,000	$4,586,895
Tonawanda, NY, GO, BAN	2.000%	8/30/18	3,000,000	3,007,714
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	1.170%	1/1/32	2,445,000	2,445,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	1.140%	11/1/32	6,835,000	6,835,000	(a)(b)
West Hempstead, NY, Union Free School District, GO, TAN	2.000%	6/22/18	3,000,000	3,008,308
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	1.070%	11/1/24	340,000	340,000	(a)(b)
Total New York				113,754,385
North Carolina — 0.6%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	1.110%	6/1/33	350,000	350,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	1.090%	7/1/36	385,000	385,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	1.110%	10/1/26	350,000	350,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	1.090%	2/1/34	1,200,000	1,200,000	(a)(b)
Total North Carolina				2,285,000
Ohio — 0.2%
Ohio State, GO, Common Schools	1.080%	6/15/26	795,000	795,000	(a)(b)
Oregon — 1.2%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	1.120%	8/1/34	4,570,000	4,570,000	(a)(b)
Pennsylvania — 2.0%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	1.100%	5/1/31	3,000,000	3,000,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	1.120%	3/1/24	1,500,000	1,500,000	(a)(b)
Philadelphia, PA, Authority For IDR, Gift of Life Donor Programme Project, LOC-TD Bank N.A.	1.070%	12/1/34	1,000,000	1,000,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	1.090%	11/1/29	2,060,000	2,060,000	(a)(b)
Total Pennsylvania				7,560,000
South Carolina — 0.5%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	1.100%	9/1/19	1,945,000	1,945,000	(a)(b)
South Dakota — 0.6%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	1.090%	1/1/44	2,420,000	2,420,000	(a)(b)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2018 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — 7.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue	1.120%	3/8/18	$5,000,000	$5,000,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	1.140%	12/1/24	6,670,000	6,670,000	(a)(b)
Methodist Hospital	1.140%	12/1/27	2,675,000	2,675,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	1.120%	8/1/37	5,705,000	5,705,000	(a)(b)
Texas State, GO:
SPA-Sumitomo Mitsui Banking	1.150%	12/1/47	2,960,000	2,960,000	(a)(b)
TRAN	4.000%	8/30/18	5,000,000	5,063,772
Total Texas				28,073,772
Utah — 0.8%
Murray City, UT, Hospital Revenue, IHC Health Services Inc.	1.070%	5/15/36	3,000,000	3,000,000	(a)(b)
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	1.120%	10/1/38	200,000	200,000	(a)(b)
Virginia — 0.9%
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA-Bank of America N.A.	1.120%	1/1/30	3,405,000	3,405,000	(a)(b)
Washington — 3.3%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	1.110%	11/1/23	715,000	715,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	1.120%	12/1/38	2,700,000	2,700,000	(a)(b)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	1.470%	10/1/22	960,000	960,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	1.420%	10/1/22	1,200,000	1,200,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	1.120%	10/1/29	1,225,000	1,225,000	(a)(b)
Overlake School Project, LOC-Wells Fargo Bank N.A.	1.120%	10/1/29	100,000	100,000	(a)(b)
Panorama Project, LOC-Wells Fargo Bank N.A.	1.120%	4/1/43	1,915,000	1,915,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	1.100%	5/1/28	3,945,000	3,945,000	(a)(b)
Total Washington				12,760,000
Total Investments — 99.8% (Cost — $380,700,157#)				380,700,157
Other Assets in Excess of Liabilities — 0.2%				742,013
Total Net Assets — 100.0%				$381,442,170

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 28, 2018

Tax Free Reserves Portfolio

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	—Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2018 Semi-Annual Report

Tax Free Reserves Portfolio

Abbreviations used in this schedule (cont’d):
SIFMA	— Securities Industry and Financial Market Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
A-1	72.5%
VMIG 1	19.4
SP-1	1.6
MIG 1	1.3
P-1	0.2
F-1	0.1
NR***	4.9
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Semi-Annual Report	29

Statement of assets and liabilities (unaudited)

February 28, 2018

Assets:
Investments, at value	$380,700,157
Cash	92,040
Interest receivable	712,691
Total Assets	381,504,888

Liabilities:
Trustees’ fees payable	1,073
Accrued expenses	61,645
Total Liabilities	62,718
Total Net Assets	$381,442,170

Represented by:
Paid-in capital	$381,442,170

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2018

Investment Income:
Interest	$2,103,631

Expenses:
Investment management fee (Note 2)	301,061
Custody fees	23,967
Audit and tax fees	23,517
Fund accounting fees	22,096
Legal fees	14,401
Trustees’ fees	5,792
Miscellaneous expenses	15,804
Total Expenses	406,638
Less: Fee waivers and/or expense reimbursements (Note 2)	(301,061)
Net Expenses	105,577
Net Investment Income	1,998,054
Net Realized Loss on Investments	(1,708)
Increase in Net Assets From Operations	$1,996,346

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Semi-Annual Report	31

Statements of changes in net assets

For the Six Months Ended February 28, 2018 (unaudited) and the Year Ended August 31, 2017	2018	2017

Operations:
Net investment income	$1,998,054	$3,709,825
Net realized loss	(1,708)	(14,250)
Increase in Net Assets From Operations	1,996,346	3,695,575

Capital Transactions:
Proceeds from contributions	129,677,655	581,248,973
Value of withdrawals	(171,692,874)	(1,478,020,071)
Decrease in Net Assets From Capital Transaction	(42,015,219)	(896,771,098)
Decrease in Net Assets	(40,018,873)	(893,075,523)

Net Assets:
Beginning of period	421,461,043	1,314,536,566
End of period	$381,442,170	$421,461,043

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2018 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2018[1]		2017	2016	2015	2014	2013

Net assets, end of period (millions)	$381		$421	$1,315	$1,261	$674	$1,068
Total return[2]	0.49%		0.70%	0.19%	0.05%	0.03%	0.05%

Ratios to average net assets:
Gross expenses	0.20%[3]		0.20%	0.18%	0.18%	0.19%	0.17%
Net expenses[4,5]	0.05	[3]	0.05	0.03	0.03	0.09	0.13
Net investment income	1.00	[3]	0.69	0.20	0.05	0.02	0.05

[1]	For the six months ended February 28, 2018 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.15%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2018 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

34	Tax Free Reserves Portfolio 2018 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$380,700,157	—	$380,700,157

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions

Tax Free Reserves Portfolio 2018 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

36	Tax Free Reserves Portfolio 2018 Semi-Annual Report

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2018, fees waived and/or expenses reimbursed amounted to $301,061.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2018, such purchase and sale transactions (excluding accrued interest) were $170,720,000 and $157,430,000, respectively.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2018, the Portfolio did not invest in derivative instruments.

Tax Free Reserves Portfolio 2018 Semi-Annual Report	37

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 6-7, 2017, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the prior year the Board had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby, each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Select Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the

38	Tax Free Reserves Portfolio

proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

Tax Free Reserves Portfolio	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also periodically reported to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of a peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•

The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds (including the Feeder Fund) classified as tax-exempt money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2017 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Feeder Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Feeder Fund’s performance was approximately equivalent to its benchmark for the quarter ending September 30, 2017.

•

The information comparing Western Asset Select Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds (including the Feeder Fund) classified as tax-exempt money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2017 was above the median.

40	Tax Free Reserves Portfolio

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•

The information comparing Western Asset Tax Free Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as tax-exempt money market funds and chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and the Actual Management Fee was at the median. The Board noted that

Tax Free Reserves Portfolio	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

•

The information comparing Western Asset Select Tax Free Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail no-load funds (including the Feeder Fund) classified as tax-exempt money market funds and chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Tax Free Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that although the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Actual Management Fee was at the median of the expense group. In addition, the Board noted the size of the Feeder Fund.

42	Tax Free Reserves Portfolio

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Select Tax Free Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that, while the Feeder Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds in the same Broadridge investment classification/objective at the asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median and the Actual Management Fee was below the median of the expense group. In addition, the Board noted the size of the Feeder Fund.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Tax Free Reserves Portfolio	43

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2018